Stockholders' Equity (Details 4) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Options Warrant Outstanding	2,226,173	2,376,173
Options Warrant Exercisable	2,226,173	2,376,173
Range One [Member]
Options Warrant Exercise Price	$ 1.19	$ 1.19
Options Warrant Outstanding	150,000	150,000
Options Warrant Outstanding Remaining Contractual Life (in years)	8 years 2 months 23 days	8 years 5 months 23 days
Options Warrant Exercisable	150,000	150,000
Range Two [Member]
Options Warrant Exercise Price	$ 1.25	$ 1.25
Options Warrant Outstanding	150,000	150,000
Options Warrant Outstanding Remaining Contractual Life (in years)	2 years 1 month 6 days	2 years 4 months 6 days
Options Warrant Exercisable	150,000	150,000
Range Three [Member]
Options Warrant Exercise Price	$ 1.75	$ 1.75
Options Warrant Outstanding	333,331	333,331
Options Warrant Outstanding Remaining Contractual Life (in years)	1 year 1 month 20 days	1 year 4 months 20 days
Options Warrant Exercisable	333,331	333,331
Range Four [Member]
Options Warrant Exercise Price	$ 2.00	$ 2.00
Options Warrant Outstanding	931,175	1,081,175
Options Warrant Outstanding Remaining Contractual Life (in years)	1 month 17 days	3 months 29 days
Options Warrant Exercisable	931,175	1,081,175
Range Five [Member]
Options Warrant Exercise Price	$ 2.25	$ 2.25
Options Warrant Outstanding	266,667	266,667
Options Warrant Outstanding Remaining Contractual Life (in years)	1 year 2 months 19 days	1 year 5 months 23 days
Options Warrant Exercisable	266,667	266,667
Range Six [Member]
Options Warrant Exercise Price	$ 3.00	$ 3.00
Options Warrant Outstanding	390,000	390,000
Options Warrant Outstanding Remaining Contractual Life (in years)	4 months 17 days	7 months 17 days
Options Warrant Exercisable	390,000	390,000
Range Seven [Member]
Options Warrant Exercise Price	$ 3.50	$ 3.50
Options Warrant Outstanding	2,500	2,500
Options Warrant Outstanding Remaining Contractual Life (in years)	2 years 9 months	3 years 4 days
Options Warrant Exercisable	2,500	2,500
Range Eight [Member]
Options Warrant Exercise Price	$ 4.00	$ 4.00
Options Warrant Outstanding	2,500	2,500
Options Warrant Outstanding Remaining Contractual Life (in years)	2 years 9 months	3 years 4 days
Options Warrant Exercisable	2,500	2,500